Financial assets, liabilities and financial results (telecom activities) - Loans from development organizations and multilateral lending institutions - Tabular disclosure (Details) - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Orange SA [Member] | Orange SA
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 1,846	€ 2,087	€ 2,101
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	3,339	3,309	3,206
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	1,493	1,222	1,105
Bank loans [member] | Sonatel [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	238	266	244
Bank loans [member] | Medi Telecom [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	336	183	167
Bank loans [member] | Orange Cote d'Ivoire [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	304	253	140
Bank loans [member] | Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	167	163	137
Bank loans [member] | Orange Mali [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	217	201	207
Bank loans [member] | VOO [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	85
Bank loans [member] | Orange Cameroun [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	12	36	78
Bank loans [member] | Orange Jordanie
Disclosure of detailed information about borrowings [line items]
Outstanding amount	18	35	49
Bank loans [member] | Orange Bail
Disclosure of detailed information about borrowings [line items]
Outstanding amount	36	12	3
Bank loans [member] | Orange Madagascar
Disclosure of detailed information about borrowings [line items]
Outstanding amount	24	12	18
Bank loans [member] | Orange Polska S.A.
Disclosure of detailed information about borrowings [line items]
Outstanding amount	9	10	6
Bank loans [member] | Orange Burkina Faso [member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	33	36	42
Bank loans [member] | Other subsidiaries [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding amount	15	15	15
Loans from development organizations and multilateral lending institutions [member] | Orange SA
Disclosure of detailed information about borrowings [line items]
Outstanding amount	€ 1,846	€ 2,087	€ 2,101